Income Taxes - Summary of Prior Period Withholding Tax Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income (loss) from operations before taxes	$ 992,912	$ 188,246
Tax at Canadian combined federal and provincial income tax rate (2021: 26.5%; 2020: 26.5%)	263,122	49,885
Change in amount of deferred tax recognized	151,117	(276,945)
Difference in tax rates and treatment in foreign jurisdictions	(140,903)	(116,208)
Withholding taxes	33,717	32,537
Non deductible losses and expense	4,739	4,335
Net income statement expense (benefit) for income taxes	$ 311,792	$ (306,396)